Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ 4,217	$ 4,663
Deferred income tax assets	44,488	35,903
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	(30)	3,001
Deferred income tax assets	35,887	28,136
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	3,893	1,595
Deferred income tax assets	8,019	6,809
Other Foreign Regions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ 354	$ 68